Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS VARIABLE SERIES II
Entity Central Index Key	0000810573
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000017204
Shareholder Report [Line Items]
Fund Name	DWS CROCI U.S. VIP
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS CROCI U.S. VIP ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.68%

Gross expense ratio as of the latest prospectus: 0.79%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
AssetsNet	$ 137,647,288
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 342,164
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	137,647,288
Number of Portfolio Holdings	68
Portfolio Turnover Rate (%)	31
Total Net Advisory Fees Paid ($)	342,164

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

C000017223
Shareholder Report [Line Items]
Fund Name	DWS Global Income Builder VIP
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global Income Builder VIP ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

Gross expense ratio as of the latest prospectus: 0.65%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 111,805,648
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 202,393
InvestmentCompanyPortfolioTurnover	192.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	111,805,648
Number of Portfolio Holdings	281
Portfolio Turnover Rate (%)	192
Total Net Advisory Fees Paid ($)	202,393

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	12%
Information Technology	5%
Energy	5%
Industrials	4%
Communication Services	4%
Utilities	3%
Consumer Discretionary	3%
Health Care	3%
Materials	2%
Consumer Staples	2%
Real Estate	1%
Total	100%

C000017251
Shareholder Report [Line Items]
Fund Name	DWS High Income VIP
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS High Income VIP ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.69%

Gross expense ratio as of the latest prospectus: 0.91%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 42,503,525
Holdings Count | Holding	338
Advisory Fees Paid, Amount	$ 66,717
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	42,503,525
Number of Portfolio Holdings	338
Portfolio Turnover Rate (%)	64
Total Net Advisory Fees Paid ($)	66,717

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	93%
Cash Equivalents	4%
Exchange-Traded Funds	3%
Loan Participations and Assignments	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	0%
Total	100%

C000017245
Shareholder Report [Line Items]
Fund Name	DWS International Growth VIP
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS International Growth VIP ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.82%

Gross expense ratio as of the latest prospectus: 1.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
AssetsNet	$ 19,909,949
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 8,061
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	19,909,949
Number of Portfolio Holdings	85
Portfolio Turnover Rate (%)	2
Total Net Advisory Fees Paid ($)	8,061

C000069664
Shareholder Report [Line Items]
Fund Name	DWS Alternative Asset Allocation VIP
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Alternative Asset Allocation VIP ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$12	0.23%

Gross expense ratio as of the latest prospectus: 0.83%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option, or expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
AssetsNet	$ 421,436,247
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 210,258
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	421,436,247
Number of Portfolio Holdings	14
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	210,258

C000077948
Shareholder Report [Line Items]
Fund Name	DWS Alternative Asset Allocation VIP
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Alternative Asset Allocation VIP ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$31	0.61%

Gross expense ratio as of the latest prospectus: 1.21%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option, or expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 421,436,247
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 210,258
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	421,436,247
Number of Portfolio Holdings	14
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	210,258

C000017210
Shareholder Report [Line Items]
Fund Name	DWS Government Money Market VIP
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Government Money Market VIP ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$20	0.40%

Gross expense ratio as of the latest prospectus: 0.39%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 198,299,438
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 243,453
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	198,299,438
Number of Portfolio Holdings	57
Total Net Advisory Fees Paid ($)	243,453
Weighted Average Maturity	34 days
7 Day Current Yield	4.94%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of June 30, 2024.

C000017214
Shareholder Report [Line Items]
Fund Name	DWS Small Mid Cap Growth VIP
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Small Mid Cap Growth VIP ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.84%

Gross expense ratio as of the latest prospectus: 0.85%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
AssetsNet	$ 51,033,978
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 143,737
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	51,033,978
Number of Portfolio Holdings	112
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	143,737

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	97%
Cash Equivalents	3%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

C000017231
Shareholder Report [Line Items]
Fund Name	DWS Small Mid Cap Value VIP
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Small Mid Cap Value VIP ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.81%

Gross expense ratio as of the latest prospectus: 0.87%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
AssetsNet	$ 80,970,152
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 242,373
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	80,970,152
Number of Portfolio Holdings	119
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	242,373

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

C000017232
Shareholder Report [Line Items]
Fund Name	DWS Small Mid Cap Value VIP
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Small Mid Cap Value VIP ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$59	1.17%

Gross expense ratio as of the latest prospectus: 1.24%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.17%
AssetsNet	$ 80,970,152
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 242,373
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	80,970,152
Number of Portfolio Holdings	119
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	242,373

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%